UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kinsight, LLC
Address: 600 University Park Place
         Suite 501
         Birmingham, AL  35209

13F File Number:  028-15110

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joshua W. Lancaster
Title:     Chief Compliance Officer
Phone:     205-871-3334

Signature, Place, and Date of Signing:

 /s/ Joshua W. Lancaster     Birmingham, AL     April 17, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $147,503 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T INC                       COM              00206R102      542    14762 SH       SOLE                    14762        0        0
COCA COLA CO                   COM              191216100      254     6290 SH       SOLE                     6290        0        0
ENERGEN CORP                   COM              29265n108      272     5225 SH       SOLE                     5225        0        0
EXXON MOBIL CORP               COM              30231G102      510     5661 SH       SOLE                     5661        0        0
GENERAL ELECTRIC CO            COM              369604103      406    17539 SH       SOLE                    17539        0        0
HCP INC                        COM              40414L109     7149   143374 SH       SOLE                   143374        0        0
HUNTINGTON BANCSHARES INC      COM              446150104       84    11424 SH       SOLE                    11424        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      335     1569 SH       SOLE                     1569        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      480    11232 SH       SOLE                    11232        0        0
JOHNSON & JOHNSON              COM              478160104      332     4069 SH       SOLE                     4069        0        0
PFIZER INC                     COM              717081103      213     7389 SH       SOLE                     7389        0        0
PHILIP MORRIS INTL INC         COM              718172109      267     2883 SH       SOLE                     2883        0        0
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935s105    13761   503882 SH       SOLE                   503882        0        0
PROASSURANCE CORP              COM              74267C106      839    17726 SH       SOLE                    17726        0        0
REGIONS FINL CORP NEW          COM              7591EP100      109    13351 SH       SOLE                    13351        0        0
ROCKWELL MED INC               COM              774374102       40    10000 SH       SOLE                    10000        0        0
SOUTHERN CO                    COM              842587107      411     8769 SH       SOLE                     8769        0        0
UNITEDHEALTH GROUP INC         COM              91324P102      236     4125 SH       SOLE                     4125        0        0
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     4691    56085 SH       SOLE                    56085        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     4548    56171 SH       SOLE                    56171        0        0
VANGUARD INTL EQUITY INDEX F   FTSE EMR MKT ETF 922042858     7676   178957 SH       SOLE                   178957        0        0
VANGUARD SCOTTSDALE FDS        VNG RUS2000IDX   92206C664    19693   261765 SH       SOLE                   261765        0        0
VANGUARD SCOTTSDALE FDS        VNG RUS1000IDX   92206C730    68338   948087 SH       SOLE                   948087        0        0
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858    15551   426876 SH       SOLE                   426876        0        0
VULCAN MATLS CO                COM              929160109      260     5028 SH       SOLE                     5028        0        0
WAL-MART STORES INC            COM              931142103      261     3483 SH       SOLE                     3483        0        0
WELLS FARGO & CO NEW           COM              949746101      245     6621 SH       SOLE                     6621        0        0